Commitments and Contingencies (Details 1)	Dec. 31, 2014 USD ($)
Commitments and Contingencies [Line Items]
2015	$ 4,210,000
2016	3,950,000
Thereafter	3,242,000
Total future minimum employment contract payments	$ 11,402,000